Investment Securities - Available-for-Sale and Held-to-Maturity (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				$ 46,050
Held-to-maturity securities, Unrealized Gains				51
Held-to-maturity securities, Unrealized Losses Other				(1,137)
Held-to-maturity securities, Fair Value				44,964
Available-for-sale Securities, Amortized Cost		$ 122,117	[1]	67,381
Available-for-sale securities, Unrealized Gains		944		174
Available-for-sale securities, Unrealized Losses Other		(448)		(1,440)
Available-for-sale securities, Fair Value	[2]	122,613	[1]	66,115
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				5,102
Held-to-maturity securities, Unrealized Gains				2
Held-to-maturity securities, Unrealized Losses Other				(143)
Held-to-maturity securities, Fair Value				4,961
Available-for-sale Securities, Amortized Cost		19,845		19,604
Available-for-sale securities, Unrealized Gains		61		11
Available-for-sale securities, Unrealized Losses Other		(67)		(358)
Available-for-sale securities, Fair Value		19,839		19,257
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				40,920
Held-to-maturity securities, Unrealized Gains				45
Held-to-maturity securities, Unrealized Losses Other				(994)
Held-to-maturity securities, Fair Value				39,971
Available-for-sale Securities, Amortized Cost		93,903		40,542
Available-for-sale securities, Unrealized Gains		557		120
Available-for-sale securities, Unrealized Losses Other		(349)		(910)
Available-for-sale securities, Fair Value		94,111		39,752
Commercial Agency [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost		1,482		2
Available-for-sale securities, Unrealized Losses Other		(29)
Available-for-sale securities, Fair Value		1,453		2
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	[3]	375
Available-for-sale securities, Fair Value	[3]	383
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains				1
Held-to-maturity securities, Fair Value				1
Available-for-sale securities, Unrealized Gains		1
Available-for-sale securities, Fair Value		1
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				5
Held-to-maturity securities, Unrealized Gains				2
Held-to-maturity securities, Fair Value				7
Available-for-sale Securities, Amortized Cost		375		397
Available-for-sale securities, Unrealized Gains		7		6
Available-for-sale securities, Fair Value		382		403
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				6
Held-to-maturity securities, Unrealized Gains				1
Held-to-maturity securities, Fair Value				7
Available-for-sale Securities, Amortized Cost		6,499	[4],[5]	6,836
Available-for-sale securities, Unrealized Gains		318		37
Available-for-sale securities, Unrealized Losses Other		(3)		(172)
Available-for-sale securities, Fair Value		6,814	[4],[5]	6,701
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				9
Held-to-maturity securities, Fair Value				9
Available-for-sale Securities, Amortized Cost		9
Available-for-sale securities, Fair Value		9
Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost				8
Held-to-maturity securities, Fair Value				$ 8
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost		4
Available-for-sale securities, Fair Value		$ 4

[1]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.
[2]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[3]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[4]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[5]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.